UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23333

Cliffwater Corporate Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 through June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

For the Cliffwater Corporate Lending Fund

Vote Summary

CRESCENT CAPITAL BDC, INC.
CUSIP Number		225655109				Meeting Type	Special
Ticker Symbol		CCAP				Meeting Date	17-Dec-2020
ISIN		US2256551092				Agenda	935303925 - Management
Record Date		23-Oct-2020				Holding Recon Date	23-Oct-2020
City /	Country	/ United States				Vote Deadline Date	16-Dec-2020
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	To approve the new advisory agreement between the Corporation and Crescent Capital Advisors, LLC, the Corporation's current investment adviser (the "Advisor"), to take effect upon the consummation of the acquisition of a controlling stake in Crescent Capital Group, LP (the Advisor's parent company) by Sun Life Financial, Inc.		Management	Yes	For	For	For
2.	To transact such other business as may properly come before the Special Meeting and any adjournment thereof.		Management	Yes	For	For	For
OWL ROCK CAPITAL CORPORATION
CUSIP Number		69121K104				Meeting Type	Special
Ticker Symbol		ORCC				Meeting Date	17-Mar-2021
ISIN		US69121K1043				Agenda	935331037 - Management
Record Date		15-Jan-2021				Holding Recon Date	15-Jan-2021
City /	Country	/ United States				Vote Deadline Date	16-Mar-2021
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	To approve the Company's entry into an amended and restated investment advisory agreement (the "New Advisory Agreement") between the Company and Owl Rock Capital Advisors LLC (the "Adviser"), pursuant to which the Adviser will continue to provide investment advisory and management services to the Company following the change in control of the Adviser with no changes to terms, as more fully described in the accompanying proxy statement (the "New Advisory Agreement Proposal").		Management	Yes	For	For	For
2.	To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the New Advisory Agreement Proposal (the "Adjournment Proposal").		Management	Yes	For	For	For

NEW MOUNTAIN FINANCE CORPORATION
CUSIP Number		647551100				Meeting Type	Annual
Ticker Symbol		NMFC				Meeting Date	30-Apr-2021
ISIN		US6475511001				Agenda	935349008 - Management
Record Date		01-Mar-2021				Holding Recon Date	01-Mar-2021
City /	Country	/ United States				Vote Deadline Date	29-Apr-2021
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	John R. Kline		Yes	For	For	For
	2	David Ogens		Yes	For	For	For
	3	Adam B. Weinstein		Yes	For	For	For
2.	To ratify the appointment of Deloitte & Touche LLP to serve as New Mountain Finance Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2021.		Management	Yes	For	For	For

SIXTH STREET SPECIALTY LENDING
CUSIP Number		83012A109				Meeting Type	Annual
Ticker Symbol		TSLX				Meeting Date	26-May-2021
ISIN		US83012A1097				Agenda	935389797 - Management
Record Date		31-Mar-2021				Holding Recon Date	31-Mar-2021
City /	Country	/ United States				Vote Deadline Date	25-May-2021
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Richard Higginbotham		Yes	For	For	For
	2	David Stiepleman		Yes	For	For	For
	3	Ronald Tanemura		Yes	For	For	For
2.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.		Management	Yes	For	For	For

SIXTH STREET SPECIALTY LENDING
CUSIP Number		83012A109				Meeting Type	Special
Ticker Symbol		TSLX				Meeting Date	26-May-2021
ISIN		US83012A1097				Agenda	935396829 - Management
Record Date		31-Mar-2021				Holding Recon Date	31-Mar-2021
City /	Country	/ United States				Vote Deadline Date	25-May-2021
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	To approve a proposal to authorize the Company to sell or otherwise issue shares of its common stock at a price below its then-current net asset value per share in one or more offerings, in each case subject to the approval of its Board of Directors and subject to the conditions set forth in the accompanying proxy statement.		Management	Yes	For	For	For

ARES CAPITAL CORPORATION
CUSIP Number		04010L103				Meeting Type	Annual
Ticker Symbol		ARCC				Meeting Date	07-Jun-2021
ISIN		US04010L1035				Agenda	935404599 - Management
Record Date		08-Apr-2021				Holding Recon Date	08-Apr-2021
City /	Country	/ United States				Vote Deadline Date	04-Jun-2021
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1A.	Election of Class II Director to serve until the 2024 Annual Meeting: Michael K. Parks		Management	Yes	For	For	For
1B.	Election of Class II Director to serve until the 2024 Annual Meeting: Robert L. Rosen		Management	Yes	For	For	For
1C.	Election of Class II Director to serve until the 2024 Annual Meeting: Bennett Rosenthal		Management	Yes	For	For	For
2.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021.		Management	Yes	For	For	For

STELLUS CAPITAL INVESTMENT CORPORATION
CUSIP Number		858568108				Meeting Type	Annual
Ticker Symbol		SCM				Meeting Date	24-Jun-2021
ISIN		US8585681088				Agenda	935426393 - Management
Record Date		05-Apr-2021				Holding Recon Date	05-Apr-2021
City /	Country	/ United States				Vote Deadline Date	23-Jun-2021
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Robert T. Ladd		Yes	For	For	For
	2	J. Tim Arnoult		Yes	For	For	For
2.	To approve a proposal to authorize the Company, with the approval of the Board, to sell or otherwise issue up to 25% of the Company's outstanding common stock at an offering price that is below the Company's then current NAV per share.		Management	Yes	For	For	For
3.	To approve the adjournment of the Annual Meeting, if necessary or appropriate, to solicit additional proxies.		Management	Yes	For	For	For

Business Development Corporation of America
CUSIP Number		12325J101				Meeting Type	Annual
Ticker Symbol		BDVC				Meeting Date	6/3/2021
ISIN						Agenda
Record Date						Holding Recon Date
City /	Country	/ United States				Vote Deadline Date
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1A.	Election of Director for a three-year term expiring 2024: Richard J. Byrne		Management	Yes	For	For	For
1B.	Election of Director for a three-year term expiring 2024: Lee S. Hillman		Management	Yes	For	For	For
2.	To authorize the Company to sell or otherwise issue up to 25% of the Company's outstanding common stock at a price below the Company's then current net asset value ("NAV") per share.		Management	Yes	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cliffwater Corporate Lending Fund

/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
August 26, 2021